Commitments And Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies
Asset Retirement Obligation	$ 54,727	$ 55,136	$ 63,831
Operating Leases, Rent Expense, Net	14,100	$ 9,700	$ 7,200
ATM and equipment [Member] | North America Segment [Member]
Commitments and Contingencies
Purchase Commitment, Remaining Minimum Amount Committed	6,100
ATM and equipment [Member] | Europe Segment [Member]
Commitments and Contingencies
Purchase Commitment, Remaining Minimum Amount Committed	3,600
Minimum service requirements [Member] | Corporate and Other
Commitments and Contingencies
Purchase Commitment, Remaining Minimum Amount Committed	$ 4,500